Leases (Tables)	6 Months Ended
Jun. 30, 2024
Lease liabilities [abstract]
Disclosure of additional information about leasing activities for lessee
The following table depicts the changes in the Group’s right-of-use assets, which are included within Property, plant, and equipment:

	Buildings and land	Machinery and equipment	Total
Acquisition cost
Balance as of January 1, 2024	122,613	50,433	173,046
Addition	4,768	3,446	8,214
Cancellations	(10,858)	(1,282)	(12,140)
Remeasurement	—	(288)	(288)
Effect of foreign currency exchange differences	(4,063)	(1,082)	(5,145)
Balance as of June 30, 2024	$112,460	$51,227	$163,687

Accumulated depreciation
Balance as of January 1, 2024	(34,291)	(40,537)	(74,828)
Depreciation expense	(11,420)	(1,815)	(13,235)
Depreciation expense capitalized to inventory	—	(316)	(316)
Cancellations	2,913	1,068	3,981
Effect of foreign currency exchange differences	1,319	141	1,460
Balance as of June 30, 2024	$(41,479)	$(41,459)	$(82,938)

Carrying amount as of June 30, 2024	$70,981	$9,768	$80,749
Amounts related to leases recognized in the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss are as follows:

	For the six months ended June 30,
	2024	2023
Income from sub-leasing right-of-use assets	1,132	527
Expense relating to short-term leases	(269)	(495)
Expense relating to lease of low value assets	(4)	(6)
Interest expense on leases	(3,706)	(2,166)
The current and non-current portion of the Group’s lease liabilities are as follows:

	As of June 30, 2024	As of December, 31, 2023
Current lease liability	16,857	19,547
Current lease liabilities - related parties	15,039	10,628
Non-current lease liability	43,248	54,439
Non-current lease liabilities - related parties	32,918	42,634
Total	$108,062	$127,248
As a lessor, revenue recognized from operating leases is as follows:

	For the six months ended June 30,
	2024	2023
Vehicle leasing revenue	11,566	7,493
The following table depicts the changes in the Group’s vehicles under operating leases:

Vehicles under operating leases
Acquisition cost
Balance as of January 1, 2024	141,448
Reclassification from inventory	43,503
Reclassification to inventory	(42,380)
Effect of foreign currency exchange rate differences	(4,716)
Balance as of June 30, 2024	$137,855
Accumulated depreciation
Balance as of January 1, 2024	(73,517)
Reclassification to inventory	5,930
Depreciation expense	(2,189)
Effect of foreign currency exchange rate differences	1,099
Balance as of June 30, 2024	$(68,677)
Carrying amount as of June 30, 2024	$69,178

Disclosure of maturity analysis of operating lease payments
Expected future lease payments to be made to satisfy the Group’s lease liabilities are as follows:

	As of June 30, 2024	As of December, 31, 2023
Within 1 year	34,990	31,627
Between 1 and 2 years	32,986	36,225
Between 2 and 3 years	28,220	31,487
Between 3 and 4 years	13,291	19,785

Between 4 and 5 years	9,943	11,463
Later than 5 years	12,035	15,458
Total	$131,465	$146,045